INVESTMENTS IN PORTFOLIO FUNDS (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENTS IN PORTFOLIO FUNDS
Schedule of investments in portfolio funds

	Percentage of Members’ Capital	Fair Value	Profit (Loss)	Cost @ 12/31/13	Management Fees	Performance Fees	Redemptions Permitted
Transtrend	16.01%	47,609,112	(1,133,475)	48,383,987	(1,377,170)	—	Semi -Monthly
Altis	10.01%	29,755,695	(994,297)	40,493,981	(860,493)	—	Semi -Monthly
Winton	17.02%	50,584,682	4,851,535	42,814,840	(1,470,171)	(370,016)	Semi -Monthly
Aspect	10.01%	29,755,695	(1,840,897)	29,271,612	(859,787)	—	Semi -Monthly
John Locke	10.01%	29,755,701	(770,711)	32,368,986	(860,679)	—	Semi -Monthly
BlueTrend	17.02%	50,584,682	(7,091,153)	54,095,167	(1,475,532)	(89,462)	Monthly
Tudor	10.01%	29,755,698	(1,856,365)	33,877,844	(859,774)	—	Semi -Monthly
Lynx	10.01%	29,755,695	2,933,172	29,681,073	(863,779)	(12,671)	Semi -Monthly

	100.10%	$297,556,960	$(5,902,191)	$310,987,490	$(8,627,385)	$(472,149)

	Percentage of Members’ Capital	Fair Value	Profit (Loss)	Cost @ 12/31/12	Management Fees	Performance Fees	Redemptions Permitted
Transtrend	16.02%	86,982,563	1,952,715	91,506,604	(2,486,864)	(120,573)	Semi -Monthly
Altis	10.01%	54,364,101	(7,127,827)	75,847,367	(1,677,763)	—	Semi -Monthly
Winton	17.02%	92,418,972	(6,017,214)	83,860,910	(2,533,168)	(5,246)	Semi -Monthly
Aspect	10.01%	54,364,101	(6,877,343)	52,085,229	(1,443,377)	(87,941)	Semi -Monthly
John Locke	10.01%	54,364,106	(3,772,153)	58,936,300	(1,761,077)	—	Semi -Monthly
BlueTrend	17.02%	92,418,971	(1,622,871)	85,857,589	(2,835,668)	(63,100)	Monthly
Tudor	10.01%	54,364,104	(2,593,904)	59,046,955	(1,683,773)	—	Semi -Monthly
Lynx*	10.01%	54,364,102	(4,993,636)	58,854,581	(327,449)	(21,511)	Semi -Monthly

	100.11%	$543,641,020	$(31,052,233)	$565,995,535	$(14,749,139)	$(298,371)

* Issued as of July 1, 2012.

Summary of financial information for each of the portfolio funds

	As of December 31, 2013
	Total Assets	Total Liabilities	Total Capital
Winton	$1,006,017,501	$27,668,096	$978,349,405
Bluetrend	128,712,857	14,876,861	113,835,996

Total	$1,134,730,358	$42,544,957	$1,092,185,401

	As of December 31, 2012
	Total Assets	Total Liabilities	Total Capital
Altis	$56,323,395	$1,959,294	$54,364,101
Aspect	$279,441,442	$7,200,449	$272,240,993

Total	$335,764,837	$9,159,743	$326,605,094

	For the year ended December 31, 2013
				Net
	Income (Loss)	Commissions	Other	Income (Loss)
Winton	$6,929,127	$(89,788)	$(1,987,804)	$4,851,535
Bluetrend	(4,927,776)	(377,641)	(1,785,736)	(7,091,153)

Total	$2,001,351	$(467,429)	$(3,773,540)	$(2,239,618)

	For the year ended December 31, 2012
				Net
	Income (Loss)	Commissions	Other	Income (Loss)
Altis	$(4,910,111)	$(362,329)	$(1,855,387)	$(7,127,827)
Aspect	$(4,929,332)	$(196,865)	$(1,751,146)	$(6,877,343)

Total	$(9,839,443)	$(559,194)	$(3,606,533)	$(14,005,170)